Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Current assets	$ 161,110	$ 125,728
Current liabilities	175,503	185,207
Working capital position	(14,393)
Unearned revenue	$ 28,325	$ 25,828